Note 11 - Earnings or Loss Per Share	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
11.
EARNINGS OR LOSS PER SHARE

Basic earnings or loss per share is the net earnings or loss available to common shareholders divided by the weighted average number of common shares outstanding during the period. Diluted net earnings or loss per share adjusts basic net earnings per share for the effects of potential dilutive common shares.

The calculations of basic and diluted earnings or loss per share for the years ended
December
31,
2020
and
2019
are as follows:

	Year Ended December 31,
	2020	2019
Net earnings (loss) for the year	$23,087	$(40,474)

Weighted average number of shares on issue - basic	213,879,622	201,615,489
Impact of effect on dilutive securities:
Stock options	1,705,689	—
Restricted and performance share units	293,518	—
Weighted average number of shares on issue - diluted (1)	215,878,829	201,615,489

Earnings (loss) per share - basic and diluted	$0.11	$(0.20)

(1)
For the year ended
December 31, 2020,
diluted weighted average number of shares excluded
2,666,819
(
2019
-
7,583,439
) options,
nil
restricted and performance share units (
2019
-
128,944
) and
16,327,598
(
2019
-
16,327,598
) common shares issuable under the convertible debentures (Note
19
(a)
) that were anti-dilutive.